ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 21,212,369	R$ 17,110,728
Cash flows from financing activities, Additions	4,500,000
Cash flows from financing activities, Write-offs (payments)	(12,806,525)	(8,807,435)
Cash flows from operating activities, Write-offs (payments)	(1,531,511)	(853,805)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	2,063,080	937,371
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	3,162,118	7,524,467
Financing activities not involving cash and cash equivalents, Business combination	1,264,835
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	4,630,965	5,301,043
Balance at end of the year	22,495,331	21,212,369
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	4,265,715	3,865,998
Cash flows from financing activities, Write-offs (payments)	(5,709,263)	(4,901,326)
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	4,630,965	5,301,043
Balance at end of the year	3,187,417	4,265,715
Loan and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	224,610	375,812
Cash flows from financing activities, Additions	1,000,000
Cash flows from financing activities, Write-offs (payments)	(224,606)	(370,709)
Cash flows from operating activities, Write-offs (payments)	(23,481)	(10,252)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	96,567	7,919
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing		221,840
Balance at end of the year	1,073,090	224,610
Leases
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	11,230,099	10,818,778
Cash flows from financing activities, Write-offs (payments)	(2,940,222)	(2,455,690)
Cash flows from operating activities, Write-offs (payments)	(1,300,792)	(804,884)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	1,292,376	828,710
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	3,162,118	2,843,185
Financing activities not involving cash and cash equivalents, Business combination	589,024
Balance at end of the year	12,032,603	11,230,099
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	1,028,463	2,044,576
Cash flows from financing activities, Additions	3,500,000
Cash flows from financing activities, Write-offs (payments)	(1,000,000)	(1,028,312)
Cash flows from operating activities, Write-offs (payments)	(39,011)	(38,669)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	247,381	50,868
Balance at end of the year	3,736,833	1,028,463
Liabilities for the acquisition of a company
ADDITIONAL INFORMATION ON CASH FLOWS
Cash flows from financing activities, Write-offs (payments)	(100,000)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	39,488
Financing activities not involving cash and cash equivalents, Business combination	675,811
Balance at end of the year	615,299
5G Licenses
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	4,450,806
Cash flows from financing activities, Write-offs (payments)	(2,721,392)	(46,436)
Cash flows from operating activities, Write-offs (payments)	(168,227)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	282,784	37,800
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing		4,459,442
Balance at end of the year	1,843,971	4,450,806
Derivative financial instruments
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	12,676	5,564
Cash flows from financing activities, Write-offs (payments)	(111,042)	(4,962)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	104,484	12,074
Balance at end of the year	R$ 6,118	R$ 12,676